Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
(11)	Income Taxes

The Company is not subject to taxation in its country of incorporation; however, the Company is subject to taxation in certain other jurisdictions due to the nature of the Company’s operations. The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense for 2013, 2012 and 2011 consisted of the following:

	2013	2012	2011
Current
Bermuda	$—	$—	$—
Foreign	8,571	7,571	6,223

	8,571	7,571	6,223

Deferred
Bermuda	—	—	—
Foreign	(1,740)	(2,078)	(1,742)

	(1,740)	(2,078)	(1,742)

	$6,831	$5,493	$4,481

The components of income before income taxes and noncontrolling interest were as follows:

	2013	2012	2011
Bermuda sources	$—	$—	$—
Foreign sources	196,205	210,556	208,499

	$196,205	$210,556	$208,499

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2013	2012	2011
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	0.92%	0.54%	0.44%
Tax uncertainties	2.56%	2.07%	1.71%

	3.48%	2.61%	2.15%

The tax effects of temporary differences that give rise to significant portions of the current and non-current deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 are presented below:

	2013	2012
Current deferred tax assets
Other	$1,491	$2,332

Current deferred tax assets	1,491	2,332

Non-current deferred tax assets
Net operating loss carryforwards	314	11,605
Other	2,524	2,957

Non-current deferred tax assets	2,838	14,562

Non-current deferred tax liabilties
Containers, net	21,318	19,067
Other	686	744

Non-current deferred tax liabilties	22,004	19,811

Net deferred tax liability	$17,675	$2,917

In assessing the realizability of deferred tax assets, the Company’s management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company’s management considers the projected future taxable income for making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company’s management believes it is more likely than not the Company will realize the benefits of these deductible differences noted above.

The Company has net operating loss carry-forwards of $49,329 that will begin to expire from December 31, 2018 through December 31, 2033 if not utilized.

The accompanying consolidated financial statements do not reflect the income taxes that would be payable to foreign taxing jurisdictions if the earnings of a group of corporations operating in those jurisdictions were to be transferred out of such jurisdictions, because such earnings are intended to be permanently reinvested in those countries. At December 31, 2013, cumulative earnings of approximately $26,240 would be subject to income taxes of approximately $7,872 if such earnings of foreign corporations were transferred out of such jurisdictions in the form of dividends.

The Company’s foreign tax returns, including the United States, State of California, State of New Jersey, State of Texas, Malaysia, Singapore, and United Kingdom, are subject to examination by the various tax authorities. The Company’s foreign tax returns are no longer subject to examinations by taxing authorities for years before 2009, except for United Kingdom tax returns which are no longer subject to examinations for years before 2008.

In October of 2012, the Company received notification from the Internal Revenue Service (“IRS”) that the 2010 United States tax return for TGH’s subsidiary, Textainer Equipment Management (U.S.) (“TEMUS”) had been selected for examination. In April 2013, the IRS opened the 2011 United States tax return of TEMUS for examination and the Company received notification from the IRS on May 2, 2013 that they had completed their examination for both 2011 and 2010, making changes to taxable income for those years. These changes did not significantly alter the Company’s income tax for those years.

In November 2012, the Company received notification from the IRS that the 2010 United States tax return for TGH had been selected for examination. On March 5, 2014 the IRS issued its letter indicating that it has completed its examination of TGH’s tax return for 2010 and will make no changes to the return as filed. As a result of this, the Company will recognize a discrete benefit during the first quarter of 2014 of approximately $22,700 for the re-measurement of its unrecognized tax benefits for all years.

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2013 and 2012 are as follows:

Balance at December 31, 2011	$21,440
Increases related to prior year tax positions	348
Decreases related to prior year tax positions	—
Increases related to current year tax positions	7,978
Settlements	—
Lapse of statute of limitations	(3,682)

Balance at December 31, 2012	26,084
Increases related to prior year tax positions	171
Decreases related to prior year tax positions	(598)
Increases related to current year tax positions	5,973
Settlements	(220)
Lapse of statute of limitations	(1,727)

Balance at December 31, 2013	$29,683

If the unrecognized tax benefits of $29,683 at December 31, 2013 were recognized, tax benefits in the amount of $28,955 would reduce our annual effective tax rate. The Company believes the total amount of unrecognized tax benefit as of December 31, 2013 will decrease by $717 in the next twelve months due to expiration of the statute of limitations, of which $639 would reduce our annual effective tax rate.

Interest and penalty (benefit) expense recorded during 2013 and 2012 amounted to $376 and $90, respectively. Total accrued interest and penalties as of December 31, 2013 and 2012 were $1,304 and $928, respectively, and were included in non-current income taxes payable.